Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 007	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	16-0991536
Plan number	007
Basis spread on variable rate	1.00%
Participant loans	$ 2,632,943
Assets held for investment	$ 191,828,591
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Registered Investment Companies and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 183,710,958
Investment, Identifier [Axis]: Common Collective Trust | Fidelity Managed Income Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,582,040
Investment, Identifier [Axis]: Employer Securities | Gibraltar Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,902,650
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Blackrock Emerging Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,571,546
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Cohen & Steers Real Estate Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	695,482
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Columbia Dividend Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,352,086
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,216,035
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Contrafund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,869,615
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2010
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	241,155
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2015
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	429,923
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,986,414
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,387,530
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,711,307
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,165,401
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,480,566
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,775,013
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,499,747
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,033,022
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,577,839
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,461,306
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Fund K 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	263,454
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Freedom Income K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	517,569
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Global ex US Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,660,529
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,413,121
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,737,943
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,648,859
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity Strategic Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	935,391
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,518,146
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Hartford International Opportunities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,273,034
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | JHancock Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,656,090
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Vanguard Small Cap Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,004,496
Investment, Identifier [Axis]: Registered Investment Companies and Cash Equivalents | Wasatch Core Growth Fund Institutional Class Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,628,339